Guarantees and Charges	12 Months Ended
Dec. 31, 2025
Guarantees and Charges [Abstract]
GUARANTEES AND CHARGES

Note 18: - Guarantees and Charges

a.	The Company provided a bank guarantee in the amount of $249 thousand mainly in favor of the lessor of its leased office facility in Rehovot, Israel, as guarantee for meeting its obligations under the lease agreement.

b.	The Company provided a bank guarantee in the amount of $247 thousand as part of the terms and conditions of a tender. In order to obtain the bank guarantee the Company deposited the full amount of the bank guarantee in a collateral account. Refer to Note 7 for further information.

c.	The Company provided a security deposit totaling $423 thousand in accordance with the terms and conditions of the lease agreements for its Houston and San Antonio plasma collection centers. These deposits serve as a guarantee to ensure compliance with the Company’s obligations under these agreements. Pursuant to the Houston center lease agreement, the Company is entitled for an annual partial reimbursement of $40 thousand of the security deposit for each year of the initial 10-year lease period.